LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11. LONG-TERM INVESTMENTS

	Ownership
December 31,	Interest	2012	2011
(millions of Canadian dollars)
Equity Investments
Joint Ventures
Liquids Pipelines
Chicap Pipeline	43.8%	27	27
Mustang Pipeline	30.0%	21	27
Seaway Pipeline	50.0%	1,385	1,186
Gas Pipelines, Processing and Energy Services
Offshore - various joint ventures	22.0%-74.3%	391	420
Vector	60.0%	142	160
Alliance Pipeline US	50.0%	282	293
Aux Sable[1]	42.7%-50.0%	266	217
Other	33.3%-70.0%	10	21
Sponsored Investments
Alliance Pipeline Canada	50.0%	277	296
Texas Express Pipeline	35.0%	183	11
Other	50.0%	35	47
Other Equity Investments
Corporate
Noverco Common Shares	38.9%	-	-
Other	8.9%-41.0%	55	34
Other Long-Term Investments
Corporate
Noverco Preferred Shares		246	285
Other		66	57
		3,386	3,081

1            In July 2011, the Company, through its affiliate Aux Sable, acquired a 42.7% interest in the Palermo Conditioning Plant and the Prairie Rose Pipeline for $76 million.

Equity investments include the unamortized excess of the purchase price over the underlying net book value of the investees’ assets at the purchase date which is comprised of $636 million (2011 - $651 million) in Goodwill and $493 million (2011 - $450 million) in amortizable assets.

JOINT VENTURES

Summarized combined financial information of the Company’s interest in unconsolidated equity investments of joint ventures is as follows:

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Revenues	921	804	771
Commodity costs	(236)	(138)	(92)
Operating and administrative expense	(244)	(200)	(203)
Depreciation and amortization	(159)	(158)	(158)
Other expense	4	(3)	(1)
Interest expense	(81)	(87)	(96)
Earnings before income taxes	205	218	221

December 31,	2012	2011
(millions of Canadian dollars)
Current assets	299	231
Property, plant and equipment, net	3,192	2,864
Deferred amounts and other assets	204	273
Intangible assets	74	87
Goodwill	639	651
Current liabilities	(333)	(230)
Long-term debt	(895)	(926)
Other long-term liabilities	(161)	(245)
Net assets	3,019	2,705

Alliance Pipeline

Certain assets of Alliance Pipeline Canada are pledged as collateral to Alliance Pipeline Canada lenders and to the lenders of Alliance Pipeline US. As well, certain assets of Alliance Pipeline US are pledged as collateral to Alliance Pipeline US lenders and to the lenders of Alliance Pipeline Canada.

OTHER EQUITY INVESTMENTS

Noverco

At December 31, 2012, Enbridge owned an equity interest in Noverco through ownership of 38.9% (2011 - 38.9%; 2010 - 32.1%) of its common shares and an investment in preferred shares. The preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in 10 years plus a range of 4.3% to 4.4%.

At December 31, 2011, Noverco owned an approximate 8.9% reciprocal shareholding in the Common Shares of the Company. During the year ended December 31, 2012, Noverco sold 22.5 million Enbridge Common Shares through a secondary offering, thereby reducing the Company’s reciprocal shareholding to 6.0%. Both the Company’s equity investment in Noverco and Equity increased by $297 million, net of tax, as a result of this transaction. The Company’s share of the proceeds of approximately $317 million was received as a dividend from Noverco in May 2012.

As a result of Noverco’s 6.0% (2011 - 8.9%; 2010 - 9.0%) reciprocal shareholding in Enbridge shares, the Company has an indirect pro-rata interest of 2.1% (2011 - 3.5%) in its own shares. Both the equity investment in Noverco and shareholders’ equity have been reduced by the reciprocal shareholding of $126 million at December 31, 2012 (2011 - $187 million; 2010 - $154 million). Noverco records dividends paid by the Company as dividend income and the Company eliminates these dividends from its equity earnings of Noverco. The Company records its pro-rata share of dividends paid by the Company to Noverco as a reduction of dividends paid and an increase in the Company’s investment in Noverco.